CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Currency translation adjustments [member]		OCI from equity accounted investments [member]	Attributable to equity holders [member]	Non-controling interest [member]
Equity beginning balance at Dec. 31, 2015	$ 40,307	$ 1,139	$ 5,720	$ 38,693	$ (5,281)		$ 0	$ 40,271	$ 36
Net income/(loss)	(2,902)			(2,922)				(2,922)	20
Other comprehensive income/(loss)	(357)			(374)	17		0	(357)
Total comprehensive income/(loss)	(3,259)
Dividends	(1,920)	17	887	(2,824)				(1,920)
Other equity transactions	(29)		1	0				2	(30)
Equity ending balance at Dec. 31, 2016	35,099	1,156	6,607	32,573	(5,264)		0	35,072	27
Net income/(loss)	4,598			4,590				4,590	8
Other comprehensive income/(loss)	1,741			71	1,710		(40)	1,741
Total comprehensive income/(loss)	6,339
Dividends	(1,534)	24	1,333	(2,891)				(1,534)
Other equity transactions	(18)		(8)	0				(8)	(10)
Equity ending balance at Dec. 31, 2017	39,885	1,180	7,933	34,342	(3,554)		(40)	39,861	24
Net income/(loss)	7,538			7,535				7,535	3
Other comprehensive income/(loss)	(1,680)			(24)	(1,652)	[1]	(5)	(1,680)
Total comprehensive income/(loss)	5,858
Dividends	(2,726)	5	333	(3,064)				(2,726)
Other equity transactions	(27)		(19)	0				(19)	(8)
Equity ending balance at Dec. 31, 2018	$ 42,990	$ 1,185	$ 8,247	$ 38,790	$ (5,206)		$ (44)	$ 42,970	$ 19

[1]

1) Numbers previously published under Available for sale financial assets column are transferred to Retained earnings column.

For more information, see note 27 Changes in accounting policies.

Refer to note 17 Shareholders’ equity and dividends.